Investment Securities, Concentrations (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Federal Home Loan Mortgage Corporation [Member]
Securities Held in Available for Sale and Held to Maturity Portfolios that Represent Greater than 10% of Shareholders Equity [Abstract]
Amortized Cost	$ 121,584
Fair Value	119,577
Federal National Mortgage Association [Member]
Securities Held in Available for Sale and Held to Maturity Portfolios that Represent Greater than 10% of Shareholders Equity [Abstract]
Amortized Cost	306,452
Fair Value	302,052
Government National Mortgage Association [Member]
Securities Held in Available for Sale and Held to Maturity Portfolios that Represent Greater than 10% of Shareholders Equity [Abstract]
Amortized Cost	44,842
Fair Value	46,012
Small Business Administration [Member]
Securities Held in Available for Sale and Held to Maturity Portfolios that Represent Greater than 10% of Shareholders Equity [Abstract]
Amortized Cost	81,026
Fair Value	$ 78,499